14. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of components of deferred income tax assets

	2024	2023

Deferred income tax assets
Non-capital loss carryforwards	$ 4,357,000	$ 2,476,000
Allowable capital losses	45,000	45,000
Share issue costs	15,000	11,000
	4,417,000	2,532,000
Valuation allowance	(4,417,000)	(2,532,000)

Net deferred income tax assets	$ -	$ -